Common Stock, Preferred Stock and Stockholders' Equity (Details)			12 Months Ended
	Nov. 15, 2019	Jul. 03, 2017 shares	Jul. 03, 2022 USD ($) $ / shares shares	Feb. 07, 2022 USD ($)	Jun. 27, 2021 $ / shares shares
Common Stock, Preferred Stock and Stockholders' Equity (Details) [Line Items]
Number of stock classes			3
Total authorized shares			2,400,000,000
Preferred stock, shares authorized					4,968,299
Preferred stock, par value (in Dollars per share) | $ / shares			$ 0.0001		$ 0.0001
Preferred stock, shares outstanding			200,000		2,642,587
Preferred stock, shares issued			200,000		2,642,587
Redeemable common stock, outstanding
Dividend period	3 years		3 years
Conversion price percentage			130.00%
Trading days			20
Consecutive trading day			30
Authorized amount (in Dollars) | $				$ 200,000,000
Remaining balance under repurchase plan (in Dollars) | $			$ 160,061,000
Class A Common Stock [Member]
Common Stock, Preferred Stock and Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized			2,000,000,000		496,829,868
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.0001		$ 1
Common stock, shares issued			110,395,630		146,848,328
Common stock, shares outstanding			110,395,630		146,848,328
Shares subject to possible forfeiture			3,209,972
Shares held in treasury			3,430,667
Voting per share			one
Shares held in treasury			3,430,667
Share repurchases (in Dollars) | $			$ 34,557,000
Class B Common Stock [Member]
Common Stock, Preferred Stock and Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized			200,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.0001
Common stock, shares issued			55,911,203
Common stock, shares outstanding			55,911,203
Voting per share			ten
Redeemable common stock			51,397,025
Series A Preferred Stock [Member]
Common Stock, Preferred Stock and Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized			200,000,000
Preferred stock, shares outstanding			200,000
Preferred stock, shares issued			200,000
Dividend rate percentage			5.50%
Preferred stock equity voting power rate percentage			50.00%
Liquidation preference per share (in Dollars per share) | $ / shares			$ 1,000
Preferred stock dividend (in Dollars) | $			$ 6,002,000
Temporary equity, accumulated dividends (in Dollars) | $			$ 6,097,000
Series of Individually Immaterial Business Acquisitions [Member]
Common Stock, Preferred Stock and Stockholders' Equity (Details) [Line Items]
Outstanding voting securities			50.00%
Old Bowlero [Member]
Common Stock, Preferred Stock and Stockholders' Equity (Details) [Line Items]
Common stock, shares issued		51,397,025
Preferred stock, shares outstanding
Voting rights
Dividend rate percentage			8.00%
Preferred stock with a cash payment (in Dollars) | $			$ 145,298
Old Bowlero [Member] | Maximum [Member]
Common Stock, Preferred Stock and Stockholders' Equity (Details) [Line Items]
Dividend rate percentage	10.00%
Old Bowlero [Member] | Minimum [Member]
Common Stock, Preferred Stock and Stockholders' Equity (Details) [Line Items]
Dividend rate percentage	6.00%
Old Bowlero [Member] | Class B Common Stock [Member]
Common Stock, Preferred Stock and Stockholders' Equity (Details) [Line Items]
Exchanged shares			51,397,025
Old Bowlero [Member] | Series A Preferred Stock [Member]
Common Stock, Preferred Stock and Stockholders' Equity (Details) [Line Items]
Preferred stock, shares outstanding					2,642,587
Preferred stock, shares issued					2,642,587